SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Gain on Transactions with Bonds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Gain on transaction with bonds	$ 13,883	$ 708	$ 9,580